SCHEDULE OF WEIGHTED AVERAGE ASSUMPTION FOR WARRANTS (Details) - Warrants [member]	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
IfrsStatementLineItems [Line Items]
Risk free interest rate	4.15%	3.55%
Expected volatility	134.47%	139.39%
Expected life	2 years 7 months 28 days	3 years 1 month 28 days
Expected dividend yield	0.00%	0.00%